Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Property, plant and equipment	¥ 1,459,296	¥ 1,452,091
Investments in associates and joint ventures	265,785	250,603
Equity investments measured at fair value through other comprehensive income	1,168	902
Right-of-use assets	208,606	209,786
Intangible and other non-current assets	66,344	67,494
Deferred tax assets	12,161	11,364
Time deposits with maturities over one year	8,064	9,119
TOTAL NON-CURRENT ASSETS	2,021,424	2,001,359
CURRENT ASSETS
Inventories	143,848	128,539
Accounts receivable	56,659	52,325
Prepayments and other current assets	112,820	109,262
Financial assets at fair value through other comprehensive income	3,975	8,076
Time deposits with maturities over three months but within one year	26,747	27,319
Cash and cash equivalents	136,789	118,631
Assets held for sale		42,615
TOTAL CURRENT ASSETS	480,838	486,767
CURRENT LIABILITIES
Accounts payable and accrued liabilities	303,002	316,140
Contract liabilities	78,481	91,477
Income taxes payable	9,915	3,730
Other taxes payable	66,859	59,994
Short-term borrowings	53,275	117,542
Lease liabilities	6,626	6,579
Liabilities directly associated with the assets held for sale		9,956
TOTAL CURRENT LIABILITIES	518,158	605,418
NET CURRENT LIABILITIES	(37,320)	(118,651)
TOTAL ASSETS LESS CURRENT LIABILITIES	1,984,104	1,882,708
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Share capital	183,021	183,021
Retained earnings	771,980	727,955
Reserves	308,560	304,182
TOTAL EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	1,263,561	1,215,158
NON-CONTROLLING INTERESTS	145,308	151,463
TOTAL EQUITY	1,408,869	1,366,621
NON-CURRENT LIABILITIES
Long-term borrowings	287,175	251,379
Asset retirement obligations	129,405	114,819
Lease liabilities	123,222	122,644
Deferred tax liabilities	26,638	16,380
Other long-term obligations	8,795	10,865
TOTAL NON-CURRENT LIABILITIES	575,235	516,087
TOTAL EQUITY AND NON-CURRENT LIABILITIES	¥ 1,984,104	¥ 1,882,708